UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 12/31

Date of reporting period:  9/30/18

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON GLOBAL TRUST

Statement of Investments, September 30, 2018 (unaudited)
Templeton Global Currency Fund
	Principal
	Amount			Value
Foreign Government and Agency Securities (Cost $1,145,662) 2.9%
Government of Ghana, 24.50%, 4/22/19	4,910,000		GHS	$1,020,557

Short Term Investments 93.7%

Foreign Government and Agency Securities 51.7%
[a] Argentina Treasury Bill, 9/30/19.	49,603,000		ARS	1,219,352
[a] Egypt Treasury Bill, 10/16/18 - 12/04/18	16,000,000		EGP	879,947
Ghana Treasury Note, 22.50%, 12/10/18	4,840,000		GHS	988,923
Government of Indonesia,
senior bond, FR36, 11.50%, 9/15/19	27,200,000,000		IDR	1,901,253
senior note, FR69, 7.875%, 4/15/19	34,200,000,000		IDR	2,306,660
Government of Thailand, senior bond, 5.625%, 1/12/19	53,332,000		THB	1,668,354
Letra Tesouro Nacional, Strip, 1/01/19	12,570	[b]	BRL	3,056,738
[a] Mexico Treasury Bill, 11/08/18 - 9/12/19	9,087,510	[c]	MXN	4,696,776
Titulos de Tesoreria, senior note, B, 7.00%, 9/11/19.	4,643,000,000		COP	1,603,941
Total Foreign Government and Agency Securities (Cost $19,338,828)				18,321,944

	Shares

Money Market Funds (Cost $14,880,371) 42.0%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.69%.	14,880,371			14,880,371
Total Investments (Cost $35,364,861) 96.6%				34,222,872
Other Assets, less Liabilities 3.4%.				1,210,815
Net Assets 100.0%				$35,433,687

aThe security was issued on a discount basis with no stated coupon rate.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cPrincipal amount is stated in 10 Mexican Peso Units.
dSee Note 5 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	3,168,000	702,019	EUR	10/02/18	$—	$(33,099)
Brazilian Real	CITI	Sell	3,168,000	672,754	EUR	10/02/18	—	(887)
Brazilian Real	JPHQ	Buy	4,750,286	1,031,897	EUR	10/02/18	—	(25,532)
Brazilian Real	JPHQ	Sell	4,750,287	1,020,799	EUR	10/02/18	12,643	—
Euro	JPHQ	Sell	926,666	1,099,564		10/11/18	22,624	—
Japanese Yen	BNDP	Sell	317,900,000	2,875,856		10/12/18	75,630	—
Australian Dollar	CITI	Sell	2,940,390	2,137,067		10/22/18	12,424	—
Australian Dollar	JPHQ	Sell	495,549	360,532		10/24/18	2,457	—
Australian Dollar	CITI	Sell	829,605	614,107		10/31/18	14,619	—
Euro	CITI	Sell	2,412,932	2,831,129		10/31/18	22,377	—
Indian Rupee	JPHQ	Buy	134,250,000	1,931,571		11/06/18	—	(93,026)
Euro	JPHQ	Sell	170,001	198,662		11/09/18	629	—
Euro	JPHQ	Sell	626,666	718,257		11/16/18	—	(12,157)
Euro	JPHQ	Sell	577,345	674,200		11/26/18	727	—
Japanese Yen	JPHQ	Buy	205,000,000	1,815,313		11/28/18	—	(3,138)
Japanese Yen	JPHQ	Sell	223,377,945	2,021,363		11/28/18	46,730	—
Indian Rupee	BOFA	Buy	185,000,000	2,667,628		12/03/18	—	(144,304)
Euro	CITI	Sell	2,792,631	3,277,820		12/04/18	17,560	—
Japanese Yen	CITI	Sell	715,868,800	6,480,943		12/04/18	148,463	—
Japanese Yen	JPHQ	Sell	113,377,945	1,010,152		12/28/18	4,534	—
Japanese Yen	CITI	Sell	97,043,787	911,483		1/31/19	48,396	—
Mexican Peso	CITI	Buy	73,028,700	3,207,945	EUR	2/05/19	54,105	—
Brazilian Real	CITI	Buy	3,168,000	651,691	EUR	4/01/19	—	(194)
Brazilian Real	JPHQ	Buy	4,750,287	988,716	EUR	4/01/19	—	(13,899)
Total Forward Exchange Contracts							$483,918	$(326,236)
Net unrealized appreciation (depreciation)							$157,682

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 6.

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FRANKLIN TEMPLETON GLOBAL TRUST

Notes to Statement of Investments (unaudited)

Templeton Global Currency Fund

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Global Currency Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	22,228,484	9,194,284	(16,542,397)	14,880,371	$14,880,371	$171,076	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$1,020,557	$—	$1,020,557
Short Term Investments	14,880,371	18,321,944	—	33,202,315
Total Investments in Securities	$14,880,371	$19,342,501	$—	$34,222,872

Other Financial Instruments:
Forward Exchange Contracts	$—	$483,918	$—	$483,918

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$326,236	$—	$326,236

[a]For detailed categories, see the accompanying Statement of Investments.

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency
BNDP	BNP Paribas	ARS	Argentine Peso
BOFA	Bank of America Corp.	BRL	Brazilian Real
CITI	Citigroup Inc.	COP	Colombian Peso
JPHQ	JP Morgan Chase & Co.	EGP	Egyptian Pound
		EUR	Euro
		GHS	Ghanaian Cedi
		IDR	Indonesian Rupiah
		MXN	Mexican Peso
		THB	Thai Baht

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  November 27, 2018

By    /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date November 27, 2018